SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Text block [abstract]
SUBSEQUENT EVENTS

16.	SUBSEQUENT EVENTS
IsoEnergy has closed its private placement pursuant to which IsoEnergy issued 1,666,667 common shares at a price of $15.00 per share to the Company for aggregate gross proceeds of $25,000 at the same time as IsoEnergy closed an equity financing for aggregate gross proceeds of $57,501 for 3,833,410 shares on January 27, 2026.
Subsequent to December 31, 2025, the Company received gross proceeds of $7,830 from the exercise of 1,109,494 stock options.